UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 306

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/15

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Nile Frontier & Emerging Fund

Semi-Annual Report

September 30, 2015

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund and Nile Global Frontier Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2015 SEMIANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2015 semiannual update for the Nile Pan Africa Fund (Symbol: NAFAX), an actively managed mutual fund that focuses exclusively on the continent of Africa, and the Nile Frontier and Emerging Fund (Symbol: NFRNX). This report covers the period from March 31, 2015 through September 30, 2015.

Nile Pan Africa Fund

Performance Overview

For the six month period ending September 30, 2015, the Nile Pan Africa Fund (NAFAX) returned -14.27%. This compares with performance of the MSCI Emerging Markets Index (-17.32%), MSCI Frontier Markets Index (-10.61%) and Dow Jones Africa Titans 50 Index (-21.47%) over the same period.

From its inception on 4/28/10 through 9/30/15, the Nile Pan Africa Fund has returned +3.81% annualized. This compares favorably with performance of -1.84% for the MSCI Emerging Markets Index, +2.55% for the MSCI Frontier Markets Index, and -5.35% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, South Africa was the top contributor to performance for the past 6 months. We continue to be optimistic on the growth of companies focused on opportunities across the Sub-Saharan Africa (SSA) region. On an industry level, construction & engineering and data processing & outsourcing were the best performers in the past 6 months. The strongest individual contributor was PSG Group Ltd1, an investment holding company that operates across industries including financial services, banking, private equity, agriculture and education.

On the flip side, Kenya was the worst performing country and asset managers and pharmaceuticals were the worst performing industries in the portfolio. The top individual detractor to performance was British-American Investments Co Kenya1 (Britam), an insurance and asset management firm. Share price of the company has suffered as a company director who was its largest shareholder resigned from his directorship due to his involvement in a suspended Mauritian bank. Britam Kenya has reiterated that aside from shared directors, there is no other relationship between Britam and the Mauritian bank and that Britam Kenya’s businesses are not affected and continue to operate as usual. We believe the assets of the company are attractively

 As of 9/30/2015, PSG and Britam were 4.6% and 3.3% of the portfolio respectively valued as a long term holding and continue to monitor the company’s developments and potential catalysts.

Nile Frontier and Emerging Fund

Performance Overview

For the six month period ending September 30, 2015, the Nile Frontier and Emerging Fund (NFRNX) returned -11.33%. This compares with performance of the MSCI Emerging Markets Index (-17.32%) and the MSCI Frontier Markets Index (-10.61%) over the same period.

From its inception on 12/31/13 through 9/30/15, the Nile Frontier and Emerging Fund has returned -10.94%. This compares with performance of -10.31% for the MSCI Emerging Markets Index and -4.34% for the MSCI Frontier Markets Index over the same period.

What Worked, What Did Not

On a country level, Namibia and Nigeria were the top performers in the fund for the past 6 months. On a sector level, technology was the best performer during the period.

Kenya was the worst performing country in the portfolio for the period. On a sector level, consumer non-cyclicals and materials were the main detractors from performance.

The fund continues to be positioned defensively as we monitor opportunities.

Conclusion

Our portfolios remain positioned to capture the long-term dynamics of economic growth in Africa and the frontier.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise and many of the investment opportunities that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the Frontier and Emerging Markets can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Nile Pan Africa Fund Performance Summary as of September 30, 2015
Fund Inception Date is 4/28/2010

Fund Name	6 Month Return	1 Year Return	5 Year Return (Annualized)	Annualized Return Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	-14.27%	-20.18%	1.61%	3.81%
Nile Pan Africa Fund (NAFAX) With 5.75% Load	-19.22%	-24.77%	0.41%	2.68%
Dow Jones Africa Titans 50 Index	-21.47%	-34.08%	-6.34%	-5.35%
MSCI Emerging Markets Index	-17.32%	-19.28%	-3.58%	-1.84%
MSCI Frontier Markets Index	-10.57%	-24.19%	2.16%	2.55%

Nile Frontier and Emerging Fund Performance Summary as of September 30, 2015
Fund Inception Date is 12/31/2013

Fund Name	6 Month Return	1 Year Return	Annualized Return Since Inception
Nile Frontier and Emerging Fund (NFRNX)	-11.33%	-24.24%	-10.94%
MSCI Emerging Markets Index	-17.32%	-19.28%	-10.31%
MSCI Frontier Markets Index	-10.61%	-24.19%	-4.34%

Returns for Nile Pan Africa Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Pan Africa Fund's total annual operating expense ratio (gross) is 2.50% for Class A shares and Nile Frontier and Emerging Fund’s total annual operating expense ratio (gross) is 12.15% for Class I shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2016, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Nile Pan Africa Fund Class A shares and 2.25% for Nile Frontier and Emerging Fund Class I shares, subject to possible recoupment from the Funds in future years. Please review the Funds’ prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

2616-NLD-11/13/2015

Nile Pan Africa Fund
Portfolio Review (Unaudited)
September 30, 2015

The Fund's performance figures for each of the below periods ended September 30, 2015, as compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception *
Nile Pan Africa Fund
Class A - Without Sales Load	(14.27)%	(20.18)%	(2.39)%	3.81%
Class A - With Sales Load **	(19.22)%	(24.77)%	(4.30)%	2.68%
Class C	(14.64)%	(20.85)%	(3.12)%	3.01%
Institutional Class	(14.20)%	(20.02)%	(2.16)%	1.05%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	(10.61)%	(24.19)%	6.28%	2.55%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	(10.61)%	(24.19)%	6.28%	1.27%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2015 Prospectus, are 2.50%, 3.25% and 2.25% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subect to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of September 30, 2015

Sector/Investment Type			% of Net Assets
Investment Companies			12.2%
Retail			10.2%
Commercial Services			9.5%
Holding Companies-Diversified			9.0%
Engineering & Construction			8.8%
Building Materials			8.7%
Insurance			8.0%
Media			6.9%
Computers			5.5%
Auto Parts & Equipment			5.3%
Other Industries			14.4%
Other Assets Less Liabilities			1.5%
Total			100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Frontier Fund & Emerging Fund
Portfolio Review (Unaudited)
September 30, 2015

The Fund's performance figures for each of the below periods ended September 30, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception *
Nile Global Frontier Fund
Institutional Class	(11.33)%	(24.24)%	(10.94)%
MSCI Frontier Markets Index	(10.61)%	(24.19)%	(4.34)%

* Institutional Class Shares commenced operations on December 31, 2013.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2015  Prospectus, is 12.15% for the Institutional Class. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis
As of September 30, 2015

Sector/Investment Type		% of Net Assets
Money Market Fund		40.1%
Oil & Gas		13.8%
Food		10.7%
Commerical Services		10.1%
Diversified Financial Services		8.9%
Retail		8.8%
Holding Companies-Diversified		5.2%
Agriculture		4.2%
Beverages		3.9%
Telecommunications		2.6%
Other Industries		3.5%
Liabilities less Other Assets		(11.8)%
Total		100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares			Value

	COMMON STOCK - 98.5%
	AGRICULTURE - 0.3%
1,400	British American Tobacco PLC		$ 77,248

	AUTO PARTS & EQUIPMENT - 5.3%
316,759	Invicta Holdings Ltd.		1,339,841

	BUILDING MATERIALS - 8.7%
1,443,041	Afrimat Ltd.		2,191,121

	COMMERCIAL SERVICES - 9.5%
443,575	CSG Holdings Ltd.		55,806
1,549,120	KAP Industrial Holdings Ltd.		717,978
96,500	Net 1 UEPS Technologies, Inc. *		1,615,410
			2,389,194
	COMPUTERS - 5.5%
128,492	EOH Holdings Ltd.		1,379,935

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
99,276	Anchor Group Ltd.		93,962
1,201,810	Transaction Capital Ltd.		868,969
153,467	Torre Industrial Holdings LT		54,372
			1,017,303
	ENGINEERING & CONSTRUCTION - 8.8%
926,724	Consolidated Infrastructure Group Ltd. *		2,214,574

	FOOD - 0.7%
25,321	Oceana Group Ltd.		176,492

	HEALTHCARE-PRODUCTS - 2.2%
25,869	Aspen Pharmacare Holdings Ltd.		549,915

	HOLDING COMPANIES-DIVERSIFIED - 9.0%
176,400	Bollore SA *		856,275
1,344	Financiere de L'Odet		1,407,309
			2,263,584
	HOME FURNISHINGS - 3.8%
154,930	Steinhoff International Holdings Ltd.		951,068

	INSURANCE - 8.0%
5,358,300	British-American Investments Co. Kenya Ltd.		843,545
5,700,000	Kenya Reinsurance Corp. Ltd.		1,036,017
33,000	Sanlam Ltd.		142,687
			2,022,249
	INVESTMENT COMPANIES - 12.2%
2,858,800	Centum Investment Co. Ltd. *		1,418,353
3,299,756	Zeder Investments Ltd.		1,658,193
			3,076,546
	MEDIA - 6.9%
13,870	Naspers Ltd.		1,735,628

	MINING - 1.5%
894,300	ARM Cement Ltd.		371,167

	RETAIL - 10.2%
98,898	Famous Brands Ltd.		965,361
428,847	Spur Corp. Ltd.		1,023,257
2,822,904	UAC of Nigeria PLC		446,729
19,500	Woolworths Holdings Ltd.		136,483
			2,571,830
	SOFTWARE - 0.2%
76,716	AdaptIT Holdings Ltd.		56,024

	TELECOMMUNICATIONS - 1.7%
33,000	MTN Group Ltd.		424,720

	TOTAL COMMON STOCK		24,808,439
	(Cost - $27,528,203)

	TOTAL INVESTMENTS - 98.5% (Cost - $27,528,203) (a)		$ 24,808,439
	OTHER ASSETS LESS LIABILITIES - 1.5%		382,039
	NET ASSETS - 100.00%		$ 25,190,478

	* Non-income producing security.
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,639,362
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,444,776
		Unrealized depreciation	(4,275,699)
		Net Unrealized depreciation	$ (2,830,923)

The accompanying notes are an integral part of these financial statements.

Nile Frontier & Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares			Value
	COMMON STOCK - 71.7%
	AGRICULTURE- 4.2%
300	British American Tobacco PLC		$ 16,553

	BEVERAGES - 3.9%
400	Distell Group Ltd.		5,032
3,800	East African Breweries Ltd.		10,116
			15,148
	COMMERCIAL SERVICES - 10.1%
1,800	Curro Holdings Ltd. *		4,711
28,000	Metrofile Holdings Ltd.		9,718
1,500	Net 1 UEPS Technologies, Inc. *		25,124
			39,553
	DIVERSIFIED FINANCIAL SERVICES - 8.9%
7,000	Anchor Group Ltd.		6,625
4,000	Peregrine Holdings Ltd.		8,361
55,500	Torre Industries Ltd.		19,663
			34,649
	FOOD - 10.7%
2,400	Nestle Nigeria PLC		10,490
98,000	Quantum Foods Holdings Ltd. *		25,509
9,558	Sovereign Food Investments Ltd.		5,702
			41,701
	FOREST PRODUCTS & PAPER - 0.9%
2,400	Powerflute OYJ		3,344

	HOLDING COMPANIES - DIVERSIFIED - 5.2%
1,600	AVI Ltd.		10,130
33,328	Trustco Group Holdings Ltd.		10,169
			20,299
	MINING - 1.3%
1,400	First Quantum Minerals Ltd.		5,107

	OIL & GAS - 13.8%
800,000	Aminex PLC *		20,902
4,800	Parex Resources, Inc. *		33,122
			54,024
	PACKAGING & CONTAINERS - 1.3%
1,400	Hikma Pharmaceuticals PLC		4,869

	RETAIL - 8.8%
38,460	Italtile Ltd.		34,483

	TELECOMMUNICATIONS - 2.6%
70,000	Safaricom Ltd.		10,152

	TOTAL COMMON STOCK
	(Cost - $279,245)		279,882

	SHORT-TERM INVESTMENTS - 40.1%
	MONEY MARKET FUND - 40.1%
156,464	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.07% +		156,464
	TOTAL SHORT-TERM INVESTMENTS (Cost - $156,464)

	TOTAL INVESTMENTS - 111.8% (Cost - $435,709) (a)		$ 436,346
	LIABILITIES LESS OTHER ASSETS - (11.8)%		(45,884)
	NET ASSETS - 100.00%		$ 390,462

	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $438,636
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 8,410
		Unrealized depreciation	(10,700)
		Net Unrealized depreciation	$ (2,290)

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

	Nile Pan Africa	Nile Fontier
Assets:	Fund	& Emerging Fund
Investments in Securities:
At cost	$ 27,528,203	$ 435,709
At value	$ 24,808,439	$ 436,346
Cash	-	8,113
Foreign Currency (identified cost $484,215 and $0, respectively)	484,030	-
Receivable for Securities Sold	302,617	16,978
Dividends and Interest Receivable	94,412	899
Prepaid Expenses and Other Assets	49,314	1,316
Due from Investment Adviser	-	6,808
Total Assets	25,738,812	470,460

Liabilities:
Payable for Securities Purchased	240,589	65,901
Payable to Custodian	224,223	-
Accrued Advisory Fees	25,353	-
Other Accrued Liabilities	58,169	14,097
Total Liabilities	548,334	79,998

Net Assets	$ 25,190,478	$ 390,462

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 18,523,796	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,632,690	-
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.35	$ -
Maximum Offering Price ($11.35/.9425)	$ 12.04	$ -

Class C Shares:
Net Assets	$ 1,670,896	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,797	-
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.08	$ -

Institutional Class Shares:
Net Assets	$ 4,995,786	$ 390,462
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	437,499	47,912
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.42	$ 8.15

Composition of Net Assets:
At September 30, 2015, Net Assets consisted of:
Paid-in-Capital	$ 28,632,860	$ 522,620
Accumulated Net Investment Loss	(63,617)	(24)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(659,002)	(132,928)
Net Unrealized Appreciation/(Depreciation) on
Investments and Foreign Currency Translations	(2,719,763)	794
Net Assets	$ 25,190,478	$ 390,462

(a) Subject to a 2.00% redemption fee on shares redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2015

	Nile Pan Africa	Nile Frontier
Investment Income:	Fund	& Emerging Fund
Dividend Income (net of $48,788 and $281 foreign taxes)	$ 340,287	$ 5,871
Interest Income	13	9
Total Investment Income	340,300	5,880

Expenses:
Investment Advisory Fees	238,886	3,237
Distribution Fees
Class A	29,233	-
Class C	10,598	-
Custody Fees	40,000	3,600
Registration & Filing Fees	25,000	2,500
Administration Fees	19,610	4,687
Transfer Agent Fees	17,099	1,215
Fund Accounting Fees	9,999	3,437
Insurance Expense	9,500	49
Legal Fees	8,499	-
Audit Fees	7,499	7,499
Non 12B-1 Shareholder Servicing Fees	1,749	13
Trustees Fees	1,500	-
Miscellaneous Expenses	1,250	750
Printing Expense	-	1,250
Total Expenses	420,422	28,237
Expenses Waived/Reimbursed by Adviser	(23,153)	(23,387)
Net Expenses	397,269	4,850
Net Investment Income (Loss)	(56,969)	1,030

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	1,540,344	(38,388)
Foreign Currency Transactions	(1,474,992)	(34,710)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,367,585)	22,680
Foreign Currency Translations	6,906	157
Net Realized and Unrealized Loss on Investments and Foreign Currency	(4,295,327)	(50,261)

Net Decrease in Net Assets Resulting From Operations	$ (4,352,296)	$ (49,231)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months
	Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015

Operations:
Net Investment Income (Loss)	$ (56,969)	$ 112,225
Net Realized Gain on Investments and Foreign Currency Transactions	65,352	262,565
Net Change in Unrealized Depreciation on Investments and
Foreign Currency Translations	(4,360,679)	(3,276,632)
Net Decrease in Net Assets Resulting From Operations	(4,352,296)	(2,901,842)

Distributions to Shareholders From:
Net Realized Gains
Class A ($0.00 and $0.32 per share, respectively)	-	(601,694)
Class C ($0.00 and $0.32 per share, respectively)	-	(57,227)
Institutional Class ($0.00 and $0.32 per share, respectively)	-	(159,511)
Total Distributions to Shareholders	-	(818,432)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (100,731 and 296,514 shares, respectively)	1,327,367	4,273,977
Distributions Reinvested (0 and 40,452 shares, respectively)	-	517,380
Cost of Shares Redeemed (332,088 and 616,777 shares, respectively)	(4,214,888)	(8,667,348)
Total Class A Transactions	(2,887,521)	(3,875,991)

Class C:
Proceeds from Shares Issued (5,545 and 29,121 shares, respectively)	74,980	415,389
Distributions Reinvested (0 and 3,933 shares, respectively)	-	49,397
Cost of Shares Redeemed (24,848 and 77,597 shares, respectively)	(304,039)	(1,080,970)
Total Class C Transactions	(229,059)	(616,184)

Institutional Class:
Proceeds from Shares Issued (68,359 and 215,534 shares, respectively)	825,780	3,117,366
Distributions Reinvested (0 and 8,163 shares, respectively)	-	104,892
Cost of Shares Redeemed (165,867 and 362,711 shares, respectively)	(2,179,258)	(5,125,337)
Total Institutional Class Transactions	(1,353,478)	(1,903,079)

Redemption Fees	532	3,121

Net Decrease in Net Assets Resulting From Benefical Interest Transactions	(4,469,526)	(6,392,133)

Net Decrease in Net Assets	(8,821,822)	(10,112,407)

Net Assets:
Beginning of Period	34,012,300	44,124,707
End of Period	$ 25,190,478	$ 34,012,300

Accumulated Net Investment Loss at End of Period	$ (63,617)	$ (6,648)

The accompanying notes are an integral part of these financial statements.

Nile Frontier & Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months
	Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015

Operations:
Net Investment Income (Loss)	$ 1,030	$ (768)
Net Realized Loss on Investments and Foreign Currency Transactions	(73,098)	(61,684)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and
Foreign Currency Translations	22,837	(26,527)
Net Decrease in Net Assets Resulting From Operations	(49,231)	(88,979)

Distributions to Shareholders From:
Net Realized Gains
Institutional Class ($0.00 and $0.03 per share, respectively)	-	(1,451)
Total Distributions to Shareholders	-	(1,451)

Beneficial Interest Transactions:
Institutional Class:
Proceeds from Shares Issued (10 and 33,566 shares, respectively)	100	380,072
Distributions Reinvested (0 and 159 shares, respectively)	-	1,451
Cost of Shares Redeemed (176 and 530 shares, respectively)	(1,908)	(5,586)
Total Institutional Class Transactions	(1,808)	375,937

Redemption Fees	6	112

Net Increase (Decrease) in Net Assets Resulting From Benefical Interest Transactions	(1,802)	376,049

Net Increase (Decrease) in Net Assets	(51,033)	285,619

Net Assets:
Beginning of Period	441,495	155,876
End of Period	$ 390,462	$ 441,495

Accumulated Net Investment Loss at End of Period	$ (24)	$ (1,054)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Period
	September 30, 2015		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 13.24		$ 14.55		$ 14.28		$ 11.57		$ 11.84		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.02)		0.04		0.13		0.05		0.04		(0.14)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.87)		(1.03)		0.56		2.86		(0.29)	(b)	1.98
Total from operations	(1.89)		(0.99)		0.69		2.91		(0.25)		1.84
From redemption fees	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		-		(0.40)		(0.21)		(0.06)		-
Net realized gains	-		(0.32)		(0.02)		-		-		-
Total distributions	-		(0.32)		(0.42)		(0.21)		(0.06)		-
Net Asset Value, End of Period	$ 11.35		$ 13.24		$ 14.55		$ 14.28		$ 11.57		$ 11.84

Total Return	(14.27)%	(e)	(6.76)%		4.92%		25.46%	(d)	(1.68)%	(d)	18.40%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18,524		$ 24,683		$ 31,202		$ 20,083		$ 8,338		$ 3,622
Ratio to average net assets:
Expenses, Gross	2.65%	(f)	2.42%		2.49%		2.96%		3.73%		9.84%	(f)
Expenses, Net of Reimbursement/Recoupment	2.50%	(f)	2.50%		2.50%		2.50%		2.50%		2.50%	(f)
Net investment income (loss), Gross	(0.51)%	(f)	0.37%		0.95%		(0.11)%		(0.88)%		(8.61)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	(0.36)%	(f)	0.28%		0.94%		0.35%		0.35%		(1.26)%	(f)
Portfolio turnover rate	34%	(e)	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Period
	September 30, 2015		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 12.98		$ 14.38		$ 14.10		$ 11.39		$ 11.75		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.07)		(0.06)		0.06		(0.06)		(0.07)		(0.22)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.83)		(1.02)		0.52		2.84		(0.28)	(b)	1.97
Total from operations	(1.90)		(1.08)		0.58		2.78		(0.35)		1.75
From redemption fees	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		-		(0.28)		(0.08)		(0.05)		-
Net realized gains	-		(0.32)		(0.02)		-		-		-
Total distributions	-		(0.32)		(0.30)		(0.08)		(0.05)		-
Net Asset Value, End of Period	$ 11.08		$ 12.98		$ 14.38		$ 14.10		$ 11.39		$ 11.75

Total Return	(14.64)%	(e)	(7.47)%		4.18%		24.56%	(d)	(2.49)%	(d)	17.50%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,671		$ 2,208		$ 3,087		$ 3,411		$ 4,320		$ 742
Ratio to average net assets:
Expenses, Gross	3.25%	(f)	3.17%		3.24%		3.76%		4.26%		14.71%	(f)
Expenses, Net of Reimbursement/Recoupment	3.40%	(f)	3.25%		3.25%		3.25%		3.25%		3.25%	(f)
Net investment income (loss), Gross	(1.28)%	(f)	(0.36)%		0.41%		(0.98)%		(1.68)%		(13.58)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	(1.13)%	(f)	(0.44)%		0.40%		(0.47)%		(0.67)%		(2.11)%	(f)
Portfolio turnover rate	34%	(e)	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Year		For the Year		For the Year		For the Period
	September 30, 2015		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 13.31		$ 14.59		$ 14.31		$ 11.59		$ 11.85		$ 11.76
From Operations:
Net investment income (loss) (a)	(0.01)		0.06		0.16		0.09		0.07		(0.05)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.88)		(1.02)		0.57		2.86		(0.31)	(b)	0.14
Total from operations	(1.89)		(0.96)		0.73		2.95		(0.24)		0.09
From redemption fees	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		-		(0.43)		(0.24)		(0.06)		-
Net realized gains	-		(0.32)		(0.02)		-		-		-
Total distributions	-		(0.32)		(0.45)		(0.24)		(0.06)		-
Net Asset Value, End of Period	$ 11.42		$ 13.31		$ 14.59		$ 14.31		$ 11.59		$ 11.85

Total Return	(14.20)%	(e)	(6.53)%		5.19%		25.76%	(d)	(1.52)%	(d)	0.77%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,996		$ 7,121		$ 9,836		$ 4,510		$ 1,274		$ 663
Ratio to average net assets:
Expenses, Gross	2.40%	(f)	2.17%		2.24%		2.65%		3.49%		7.06%	(f)
Expenses, Net of Reimbursement/Recoupment	2.25%	(f)	2.25%		2.25%		2.25%		2.25%		2.25%	(f)
Net investment income (loss), Gross	(0.23)%	(f)	0.53%		1.12%		0.25%		(0.57)%		(5.74)%	(f)
Net investment income (loss), Net of Reimbursement	(0.08)%	(f)	0.44%		1.11%		0.67%		0.67%		(0.92)%	(f)
Portfolio turnover rate	34%	(e)	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was November 3, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Frontier & Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year		For the Period
	September 30, 2015		Ended		Ended
	(Unaudited)		March 31, 2015		March 31, 2014*

Net Asset Value, Beginning of Period	$ 9.18		$ 10.47		$ 10.00
From Operations:
Net investment income (loss) (a)	0.02		(0.02)		(0.06)
Net gain on investments and foreign
currency (both realized and unrealized)	(1.05)		(1.24)		0.53
Total from operations	(1.03)		(1.26)		0.47
From redemption fees	0.00	(b)	0.00	(b)	-
Distributions to shareholders from:
Net realized gains	-		(0.03)		-
Total distributions	-		(0.03)		-
Net Asset Value, End of Period	$ 8.15		$ 9.18		$ 10.47

Total Return (c)	(11.33)%	(d)	(12.03)%		4.70%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 390		$ 441		$ 156
Ratio to average net assets:
Expenses, Gross	13.10%	(e)	12.13%		126.10%	(e)
Expenses, Net of Reimbursement	2.25%	(e)	2.25%		2.25%	(e)
Net investment loss, Gross	(10.40)%	(e)	(10.07)%		(126.09)%	(e)
Net investment loss, Net of Reimbursement	0.48%	(e)	(0.19)%		(2.24)%	(e)
Portfolio turnover rate	225%	(d)	275%		41%	(d)

*Commencement of Operations was December 31, 2013.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(d) Not Annualized.
(e) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2015

1.

ORGANIZATION

The Nile Pan Africa Fund and Nile Frontier & Emerging Fund (each a Fund and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Nile Pan Africa Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days or purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

The Nile Frontier & Emerging Fund’s investment objective is to provide long term capital appreciation.  The Fund currently offers Institutional Class shares, which commenced operations on December 31, 2013.  The Institutional class is subject to a 2.00% fee on shares redeemed within 90 days of purchase.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2015 for the Funds’ investments measured at fair value:

Nile Pan Africa Fund

Nile Frontier & Emerging Fund

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the year presented for each of the Funds. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  Each Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any,

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

so that they will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded for the period ended September 30, 2015, related to uncertain tax positions taken on returns filed for open tax years 2012-2014, or expected to be taken in the Funds’ 2015 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), with the Trust on behalf of the Funds, investment advisory services are provided to the Funds by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of each Fund.  For the six months ended September 30, 2015, advisory fees incurred by the Funds were as follows:

Fund	Management Fees
Nile Pan Africa Fund	$ 238,886
Nile Global Frontier Fund	3,237

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2016, so that the total annual operating expenses of the Nile Pan Africa Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets and the total operating expenses of the Nile Frontier & Emerging Fund do not exceed 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

For the six months ended September 30, 2015, the Adviser waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived/ Expenses Reimbursed
Nile Pan Africa Fund	$23,153
Nile Frontier & Emerging Fund	23,387

As of September 30, 2015, the Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Funds, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Nile Pan Africa Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September, 2015, the Nile Pan Africa Fund incurred distribution fees of $29,233 and $10,598 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  During the six months ended September 30, 2015, the Distributor received $2,532 in underwriting commissions for sales of Class A shares of Nile Pan Africa Fund, of which $329 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds.  Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2015 for the Funds were as follows:

Fund	Purchases	Sales
Nile Pan Africa Fund	$ 10,660,201	$ 15,697,482
Nile Frontier & Emerging Fund	691,829	732,951

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2015 and March 31, 2014 was as follows:

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed net investment loss, unrealized appreciation/(depreciation), and accumulated net investment loss from investments is primarily attributable to passive foreign investment companies and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Nile Pan Africa Fund and the Nile Frontier & Emerging Fund incurred and elected to defer such capital losses of $630,466 and $41,092, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Nile Frontier & Emerging Fund incurred and elected to defer such late year losses of $1,054.

At March 31, 2015, the Nile Frontier & Emerging Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for passive foreign investment companies, resulted in reclassifications for the following Funds for the year ended March 31, 2015 as follows:

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

6.

REDEMPTION FEES

The Funds may each assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2015 the Nile Pan Africa Fund assessed $532 in redemption fees.  For the six months ended September 30, 2015, the Nile Frontier & Emerging Fund assessed $6 in redemption fees.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2015, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Fund

Percent

Charles Schwab & Co.

Nile Pan Africa

28.15%

Charles Schwab & Co.

Nile Frontier & Emerging Fund

71.11%

8.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Nile Frontier & Emerging Fund currently invests a portion of its assets in the AIM Short-Term Investment Trust Liquid Assets Portfolio (the “AIM Portfolio”). The Fund may redeem its investment from the AIM Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the AIM Portfolio. The financial statements of the AIM Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the percentage of the Nile Frontier & Emerging Fund’s net assets invested in the AIM Portfolio was 40.1%.

9.

NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds' financial statements and related disclosures

10.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Nile Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2015

As a shareholder of the Nile Pan Africa Fund and the Nile Frontier & Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period*	Ending Account Value 9/30/15	Expenses Paid During Period*
Nile Pan Africa
Class A	2.50%	$1,000.00	$857.30	$11.61	$1,012.50	$12.58
Class C	3.25%	$1,000.00	$853.60	$15.76	$1,008.00	$17.07
Institutional Class	2.25%	$1,000.00	$858.00	$10.45	$1,013.75	$11.33
Nile Frontier & Emerging Fund
Institutional Class	2.25%	$1,000.00	$886.70	$10.55	$1,013.67	$11.26

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE Rev. December 2011
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ ▪ Social Security number                               ▪ Purchase History

      ▪ Assets                                                          ▪ Account Balances

 ▪ Retirement Assets                                       ▪ Account Transactions

      ▪ Transaction History                                     ▪ Wire Transfer Instructions

      ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, Principal Executive Officer/President

Date

12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, Principal Executive Officer/President

Date

12/9/2015

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Principal Financial Officer/Secretary and Treasurer

Date

12/9/2015

Footnotes

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